UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tieton Capital Management, LLC
Address: 4700 Tieton Drive, Suite C
         Yakima, WA  99808

13F File Number: 028-14613

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Dezellem, CFA
Title:     Chief Investment Officer & President
Phone:     (509) 965-6488

Signature, Place, and Date of Signing:

 /s/ William J. Dezellem, CFA     Yakima, WA     February 8, 2013

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $114,650 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN Inc                     COM              00738A106     3794   194189 SH       Sole                   194189
Big 5 Sporting Goods           COM              08915P101     6124   467505 SH       Sole                   467505
Body Central Corp              COM              09689U102     5032   504230 SH       Sole                   504230
Columbia Sportswear Company    COM              198516106     1824    34180 SH       Sole                    34180
Deckers Outdoor Inc            COM              243537107     3602    89435 SH       Sole                    89435
EnerSys                        COM              29275Y102     2753    73160 SH       Sole                    73160
Geospace Technologies          COM              37364X109     3699    41620 SH       Sole                    41620
Gordmans Stores                COM              38269P100     4762   317070 SH       Sole                   317070
GulfMark Offshore              COM              402629208     4126   119770 SH       Sole                   119770
Houston Wire & Cable           COM              44244K109     2635   214770 SH       Sole                   214770
Key Tronic Corp                COM              493144109     9291   907311 SH       Sole                   907311
Kirkland's Inc                 COM              497498105     3498   330280 SH       Sole                   330280
Lattice Semiconductor          COM              518415104     2298   576020 SH       Sole                   576020
LoJack Corporation             COM              539451104     4785  1715017 SH       Sole                  1715017
Merge Healthcare Inc           COM              589499102     3515  1423250 SH       Sole                  1423250
Micrel Inc                     COM              594793101     4183   440272 SH       Sole                   440272
Nautilus Inc                   COM              63910B102      426   121260 SH       Sole                   121260
Newpark Resources Inc          COM              651718504     4692   597725 SH       Sole                   597725
Pinnacle Financial Partners    COM              72346Q104     5445   289035 SH       Sole                   289035
Plantronics Inc                COM              727493108     3893   105585 SH       Sole                   105585
Psychemedics Corp              COM              744375205     1954   181760 SH       Sole                   181760
Regal Beloit Corp              COM              758750103     2944    41780 SH       Sole                    41780
Skechers U.S.A. Inc            COM              830566105     3189   172380 SH       Sole                   172380
StanCorp Financial Group       COM              852891100     2550    69545 SH       Sole                    69545
TETRA Technologies             COM              88162F105     5932   781572 SH       Sole                   781572
TeleTech Holdings              COM              879939106     4547   255450 SH       Sole                   255450
TriQuint Semiconductor         COM              89674K103     4035   835445 SH       Sole                   835445
World Acceptance Corp          COM              981419104     5083    68175 SH       Sole                    68175
j2 Global Inc                  COM              48123V102     4038   131955 SH       Sole                   131955